Stock-Based Compensation	12 Months Ended
Sep. 30, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. STOCK-BASED COMPENSATION

The Company has a Stock Option Plan, a Restricted Stock Plan, and an Equity Incentive Plan, all of which are considered share-based plans.

Stock Option Plans – The Company currently has two plans outstanding which provide for the granting of stock option awards, the 2000 Stock Option Plan and the 2012 Equity Incentive Plan.  The objective of both plans is to provide additional incentive to certain officers, directors and key employees by facilitating their purchase of a stock interest in the Company.  The total number of shares originally eligible to be granted as stock options under the 2000 Stock Option Plan was 8,558,411.  Prior to stockholder approval of the 2012 Equity Incentive Plan, the 2000 Stock Option Plan still had 2,867,859 shares available for future grants.  The 2000 Stock Option Plan will expire in April 2015 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.  The Company will not issue any additional stock option grants from the 2000 Stock Option Plan; instead, all future grants will be awarded from the 2012 Equity Incentive Plan, which had 5,907,500 shares originally eligible to be granted as stock options.  The Company may issue incentive and nonqualified stock options under the 2012 Equity Incentive Plan.  The Company may also award stock appreciation rights, although to date no stock appreciation rights have been awarded.  The incentive stock options expire no later than 10 years and the nonqualified stock options expire no later than 15 years from the date of grant.  The date on which the options are first exercisable is determined by the Stock Benefits Committee (“sub-committee”), a sub-committee of the Compensation Committee (“committee”) of the Board of Directors.  The vesting period of the options under the 2012 Equity Incentive Plan generally has ranged from three to five years.  The option price cannot be less than the market value at the date of the grant as defined by each plan.

At September 30, 2013, the Company had 4,323,900 shares still available for future grants of stock options under the 2012 Equity Incentive Plan.  This plan will expire in January 2027 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested, forfeited, or expire.  The following provisions generally apply: 1) if a holder of such stock options terminates service for reasons other than death, disability or termination for cause, the holder forfeits all rights to the non-vested stock options and all outstanding vested options granted to the holder will remain exercisable for three months following the termination date, but not beyond the expiration date of the options; 2) if the participant’s service terminates as a result of death or disability, all outstanding stock options vest and all outstanding stock options will remain exercisable for one year following such event, but not beyond the expiration date of the options; 3) if the participant’s service is terminated for cause, all outstanding stock options expire immediately; and 4) if a change in control of the Company occurs, all outstanding unvested stock options vest in full.

The Stock Option Plans are administered by the sub-committee, which selects the employees and non-employee directors to whom options are to be granted and the number of shares to be granted.  The exercise price may be paid in cash, shares of the common stock, or a combination of both.  The option price may not be less than 100% of the fair market value of the shares on the date of the grant. In the case of any employee who is granted an incentive stock option who owns more than 10% of the outstanding common stock at the time the option is granted, the option price may not be less than 110% of the fair market value of the shares on the date of the grant, and the option shall not be exercisable after the expiration of five years from the grant date.  New shares are issued by the Company upon the exercise of stock options.

The fair value of stock option grants is estimated on the date of grant using the Black-Scholes option pricing model.  The weighted average grant-date fair value of stock options granted during the fiscal years ended September 30, 2013, 2012, and 2011 was $1.45, $1.59, and $0.78 per share, respectively.  Compensation expense attributable to stock option awards during the years ended September 30, 2013, 2012, and 2011 totaled $792 thousand ($714 thousand, net of tax), $369 thousand ($320 thousand, net of tax), and $131 thousand ($122 thousand, net of tax), respectively.  The following weighted average assumptions were used for valuing stock option grants for the years ended:

	September 30,
	2013	2012	2011
Risk-free interest rate	0.4%	0.5%	1.3%
Expected life (years)	3	4	5
Expected volatility	23%	24%	25%
Dividend yield	2.5%	2.5%	8.1%
Estimated forfeitures	12.0%	4.5%	12.9%

The risk-free interest rate was determined using the weighted yield available on the option grant date for zero-coupon U.S. Treasury securities with terms nearest to the equivalent of the expected life of the option.  The expected life for options granted was based upon historical experience.  The expected volatility was determined using historical volatilities based on historical stock prices.  The dividend yield was determined based upon historical quarterly dividends and the Company’s stock price on the option grant date.  Estimated forfeitures were determined based upon voluntary termination behavior and actual option forfeitures.

A summary of option activity for the years ended September 30, 2013, 2012, and 2011 follows:

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price
Options outstanding
at beginning of year	2,471,825	$13.06	906,964	$15.09	919,639	$15.08
Granted	64,000	12.00	1,594,000	11.89	2,030	10.86
Forfeited	(81,412)	12.05	(16,966)	16.70	(10,180)	16.59
Expired	(29,420)	13.31	(3,390)	11.33	--	--
Exercised	(1,000)	11.85	(8,783)	4.07	(4,525)	8.23
Options outstanding
at end of year	2,423,993	$13.06	2,471,825	$13.06	906,964	$15.09

During the years ended September 30, 2013, 2012, and 2011, the total pretax intrinsic value of stock options exercised was $1 thousand, $68 thousand, and $19 thousand, respectively, and the tax benefits realized from the exercise of stock options was less than $1 thousand, $25 thousand, and $7 thousand, respectively.  The fair value of stock options vested during the years ended September 30, 2013, 2012, and 2011 was $689 thousand, $141 thousand, and $150 thousand, respectively.

The following summarizes information about the stock options outstanding and exercisable as of September 30, 2013:

			Options Outstanding
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Outstanding	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.65	1,584,630	9.7	$11.89	$851
13.58	-	17.59	791,858	5.7	15.04	--
19.19			47,505	5.1	19.19	--
			2,423,993	8.3	$13.06	$851

			Options Exercisable
				Weighted	Weighted
				Average	Average
			Number	Remaining	Exercise	Aggregate
Exercise			of Options	Contractual	Price per	Intrinsic
Price			Exercisable	Life (in years)	Share	Value
			(Dollars in thousands, except per share amounts)
$10.86	-	12.65	393,618	9.2	$11.89	$212
13.58	-	17.59	769,226	5.6	15.06	--
19.19			47,505	5.1	19.19	--
			1,210,349	6.7	$14.19	$212

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $12.43 as of September 30, 2013, which would have been received by the option holders had all option holders exercised their options as of that date.  The total number of in-the-money options exercisable as of September 30, 2013 was 393,618.

As of September 30, 2013, the total future compensation cost related to non-vested stock options not yet recognized in the consolidated statements of income was $1.5 million, net of estimated forfeitures, and the weighted average period over which these awards are expected to be recognized was 2.6 years.

Restricted Stock Plans – The Company currently has two plans outstanding which provide for the granting of restricted stock awards, the 2000 Recognition and Retention Plan and the 2012 Equity Incentive Plan.  The objective of both plans is to enable the Company to retain personnel of experience and ability in key positions of responsibility.  Employees and directors are eligible to receive benefits under these plans at the sole discretion of the sub-committee.  The total number of shares originally eligible to be granted as restricted stock under the 2000 Recognition and Retention Plan was 3,423,364.  Prior to stockholder approval of the 2012 Equity Incentive Plan, the 2000 Recognition and Retention Plan still had 358,767 shares available for future restricted stock grants.  The 2000 Recognition and Retention Plan will expire in April 2015 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested or forfeited.  The Company will not award any additional grants from the 2000 Recognition and Retention Plan; instead, all future grants of restricted stock will be awarded from the 2012 Equity Incentive Plan, which had 2,363,000 shares originally eligible to be granted as restricted stock.  At September 30, 2013, the Company had 1,843,350 shares available for future grants of restricted stock under the 2012 Equity Incentive Plan.  This plan will expire in January 2027 and no additional grants may be made after expiration, but outstanding grants continue until they are individually vested or forfeited.  The vesting period of the restricted stock awards under the 2012 Equity Incentive Plan generally has ranged from three to five years.

Compensation expense in the amount of the fair market value of the common stock at the date of the grant, as defined by the plans, to the employee is recognized over the period during which the shares vest.  Compensation expense attributable to restricted stock awards during the years ended September 30, 2013, 2012, and 2011 totaled $1.8 million ($1.2 million, net of tax), $827 thousand ($531 thousand, net of tax), and $131 thousand ($88 thousand, net of tax), respectively.  The following provisions generally apply: 1) a recipient of such restricted stock will be entitled to all voting and other stockholder rights (including the right to receive dividends on vested and non-vested shares), except that the shares, while restricted, may not be sold, pledged or otherwise disposed of and are required to be held in escrow by the Company; 2) if a holder of such restricted stock terminates service for reasons other than death or disability, the holder forfeits all rights to the non-vested shares under restriction; and 3) if a participant’s service terminates as a result of death or disability, or if a change in control of the Company occurs, all restrictions expire and recipients fully vest in all non-vested shares.

A summary of restricted stock activity for the years ended September 30, 2013, 2012, and 2011 follows:

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested restricted stock
at beginning of year	510,861	$11.93	13,582	$14.90	23,762	$15.07
Granted	20,000	11.99	515,325	11.89	--	--
Vested	(129,023)	11.99	(18,046)	13.17	(10,180)	15.30
Forfeited	(15,675)	11.88	--	--	--	--
Unvested restricted stock
at end of year	386,163	$11.91	510,861	$11.93	13,582	$14.90

The estimated forfeiture rate for restricted stock granted during the years ended September 30, 2013, 2012, and 2011 was 12.19%, 0.88%, and 0%, respectively, based upon voluntary termination behavior and actual forfeitures.  The fair value of restricted stock that vested during the years ended September 30, 2013, 2012, and 2011 totaled $1.5 million, $212 thousand, and $120 thousand, respectively.  As of September 30, 2013 there was $3.6 million ($3.5 million, net of estimated forfeitures) of unrecognized compensation cost related to non-vested restricted stock to be recognized over a weighted average period of 2.6 years.